Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Maturities of lease liabilities:
Remainder of 2024	$ 82,679
Year Ending December 31, 2024		$ 240,818
Total undiscounted cash flows	82,679	240,818
Less discounting	(971)	(6,775)
Present value of lease liabilities	$ 81,708	$ 234,043	$ 519,006